Loans and Allowance for Loan Losses, Risk Category of Loans (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		$ 3,874,096	$ 3,636,407
Impaired loans included in classified loans		1,400	1,500
New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	2,948,069	2,795,993
Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		926,027	840,414
Commercial [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		196,146	186,207
Commercial [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	180,608	172,974
Commercial [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		15,538	13,233
Commercial [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		190,802	175,857
Commercial [Member] | Pass [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	175,376	162,742
Commercial [Member] | Pass [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		15,426	13,115
Commercial [Member] | Classified [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		5,344	10,350
Commercial [Member] | Classified [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	5,232	10,232
Commercial [Member] | Classified [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		112	118
Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		171,553	161,892
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	156,278	149,368
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		15,275	12,524
Commercial [Member] | Commercial Real Estate [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		167,208	153,212
Commercial [Member] | Commercial Real Estate [Member] | Pass [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	152,045	140,806
Commercial [Member] | Commercial Real Estate [Member] | Pass [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		15,163	12,406
Commercial [Member] | Commercial Real Estate [Member] | Classified [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		4,345	8,680
Commercial [Member] | Commercial Real Estate [Member] | Classified [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	4,233	8,562
Commercial [Member] | Commercial Real Estate [Member] | Classified [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		112	118
Commercial [Member] | Other [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		24,593	24,315
Commercial [Member] | Other [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	24,330	23,606
Commercial [Member] | Other [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		263	709
Commercial [Member] | Other [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		23,594	22,645
Commercial [Member] | Other [Member] | Pass [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	23,331	21,936
Commercial [Member] | Other [Member] | Pass [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		263	709
Commercial [Member] | Other [Member] | Classified [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		999	1,670
Commercial [Member] | Other [Member] | Classified [Member] | New York and Other States [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net	[1]	999	1,670
Commercial [Member] | Other [Member] | Classified [Member] | Florida [Member]
Loans and Leases Receivable, Gross, Carrying Amount [Abstract]
Total loans, net		$ 0	$ 0

[1]	Includes New York, New Jersey, Vermont and Massachusetts.